Filed electronically with the Securities and Exchange Commission on July 29, 2013

File No. 033-11802
File No. 811-05002

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 90	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 91	|X|

DWS Variable Series II
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette, Secretary
DWS VARIABLE SERIES II
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Portfolios, each a series of the Trust:

• DWS Alternative Asset Allocation VIP – Classes A and B

• DWS Global Equity VIP – Class A

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 22nd day of July 2013.

  DWS VARIABLE SERIES II

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	July 22, 2013

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	July 22, 2013

/s/John W. Ballantine
John W. Ballantine*	Trustee	July 22, 2013

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	July 22, 2013

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	July 22, 2013

/s/Keith R. Fox
Keith R. Fox*	Trustee	July 22, 2013

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	July 22, 2013

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	July 22, 2013

/s/Richard J. Herring
Richard J. Herring*	Trustee	July 22, 2013

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	July 22, 2013

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	July 22, 2013

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	July 22, 2013

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	July 22, 2013

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	July 22, 2013

/s/Michael J. Woods
Michael J. Woods*	Trustee	July 22, 2013

*By:           /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 85 to the Registration Statement, as filed on February 11, 2013; Post- Effective Amendment No. 79 to the Registration Statement, as filed on July 20, 2011; and to Post-Effective Amendment No. 63 to the Registration Statement, as filed on May 1, 2008.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase